Property and Equipment, net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment net
Total property and equipment	$ 9,267	$ 3,738	$ 790
Less: accumulated depreciation	(949)	(833)	(460)
Property and equipment, net	8,318	2,905	330
Furniture and office equipment
Property and Equipment net
Total property and equipment	2,426	1,432	315
Vehicle
Property and Equipment net
Total property and equipment	994	900	229
Leasehold improvements
Property and Equipment net
Total property and equipment	3,105	581	$ 246
Machinery and equipment
Property and Equipment net
Total property and equipment	$ 2,742	$ 825